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                                                                 OMB APPROVAL
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                           UNITED STATES                    OMB Number:3235-0058
                SECURITIES AND EXCHANGE COMMISSION         Expires:June 30, 1994
                      Washington, D.C. 20549                 Estimated average
                                                             burden hours per
                                                             response.....2.50
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                            FORM 12b-25
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                    NOTIFICATION OF LATE FILING                SEC FILE NUMBER

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                                                                 CUSIP NUMBER
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(Check     [X]Form    [ ] Form   [ ] Form   [ ] Form   [ ] Form
   One):      10-K        20-F       11-K       10-Q       N-SAR


               For Period Ended: January 31, 1996
               [ ] Transition Report on Form 10-K
               [ ] Transition Report on Form 20-F
               [ ] Transition Report on Form 11-K
               [ ]  Transition  Report  on Form 10-Q
               [ ]  Transition  Report on Form N-SAR
               For the Transition Period Ended:
                                               ---------------------------


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 Read Instruction (on back page) Before Preparing Form. Please Print or Type.
   Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification  relates to a portion of the filing checked above,  identify the Item(s) to which the notification relates: This notification relates to Items 10, 11, 12 and 13 of Part III of the Annual Report on Form 10-K for the year ended January 31, 1996.

PART I - REGISTRANT INFORMATION

EXCALIBUR TECHNOLOGIES CORPORATION
Full Name of Registrant


Former Name if Applicable

1921 Gallows Road, Suite 200
Address of Principal Executive Office (Street and Number)

Vienna, Virginia  22182
City, State and Zip Code

PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b- 25(b), the following should be completed (Check box if appropriate)

      (a)  The reasons  described in reasonable  detail in Part III of this form could not be eliminated without unreasonable effort or expense;
      (b)  The subject annual report,  semi-annual report,  transition report on
           Form 10-K, Form 20F, 11-K, Form
[X] N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets If Needed)

      The information to be filed will be filed as part of the Registrant's proxy statement, a preliminary form of which was filed with the Securities and Exchange Commission on May 17, 1996. The filing of the definitive proxy statement has been delayed because consideration is being given to additional nominees who may be included among the slate of individuals to be nominated as directors. It is expected that the definitive proxy statement will be filed within a week.

PART IV - OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification
     James H.Buchanan               703             761-5242
     (Name)                         (Area Code)     (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(D) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s). [X] Yes [ ] No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for that last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [X] No

     If so, attache an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


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



                      EXCALIBUR TECHNOLOGIES CORPORATION
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: 5/31/96                  By/s/Patrick C. Condo
                                 -------------------
                                    Patrick C. Condo,
                                    President and Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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                                    ATTENTION
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   Intentional misstatements or omissions of fact constitute Federal Criminal
                        Violations (See 18 U.S.C. 1001).
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                             GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 917 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One singed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations of the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.